UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments

COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.8%
COMMUNICATIONS—TOWERS 3.6%
Crown Castle International Corp.	1,646,828	$164,649,863

REAL ESTATE 95.2%
DATA CENTERS 10.6%
CyrusOne	903,176	53,224,162
Digital Realty Trust	1,651,314	195,399,986
Equinix	536,180	239,297,134
		487,921,282
HEALTH CARE 7.4%
HCP	5,436,218	151,289,947
Healthcare Trust of America, Class A	4,810,887	143,364,432
Physicians Realty Trust	2,677,053	47,464,150
		342,118,529
HOTEL 6.4%
Apple Hospitality REIT	2,854,996	53,987,974
Hilton Worldwide Holdings	843,037	58,548,920
Host Hotels & Resorts	2,909,815	53,802,479
Park Hotels & Resorts	1,784,201	49,172,580
Red Rock Resorts, Class A	1,985,467	45,983,416
RLJ Lodging Trust	1,588,645	34,950,190
		296,445,559
INDUSTRIALS 4.0%
Prologis	2,882,676	182,934,619

NET LEASE 4.4%
EPR Properties	995,053	69,394,996
Gaming and Leisure Properties	1,922,314	70,914,163
Gramercy Property Trust	2,139,082	64,707,231
		205,016,390
OFFICE 16.1%
Alexandria Real Estate Equities	291,347	34,661,552
Boston Properties	1,009,261	124,017,992
Corporate Office Properties Trust	2,242,261	73,613,428
Cousins Properties	9,515,182	88,871,800
Douglas Emmett	2,823,333	111,295,787
Empire State Realty Trust, Class A	3,124,368	64,174,519
Highwoods Properties	947,254	49,342,461
Hudson Pacific Properties	1,092,054	36,616,570

1

	Number of Shares	Value
Kilroy Realty Corp.	928,606	$66,042,459
SL Green Realty Corp.	924,843	93,705,093
		742,341,661
RESIDENTIAL 25.2%
APARTMENT 17.0%
Apartment Investment & Management Co., Class A	3,248,335	142,471,973
AvalonBay Communities	335,540	59,867,047
Camden Property Trust	996,843	91,161,292
Equity Residential	1,302,420	85,868,551
Essex Property Trust	574,669	145,983,166
Starwood Waypoint Homes	661,581	24,061,701
UDR	6,203,566	235,921,615
		785,335,345
MANUFACTURED HOME 3.5%
Equity Lifestyle Properties	583,363	49,632,524
Sun Communities	1,325,113	113,535,682
		163,168,206
SINGLE FAMILY 0.7%
American Homes 4 Rent, Class A	1,483,445	32,205,591

STUDENT HOUSING 4.0%
American Campus Communities	3,070,323	135,554,760
Education Realty Trust	1,295,903	46,561,795
		182,116,555
TOTAL RESIDENTIAL		1,162,825,697

SELF STORAGE 5.0%
Extra Space Storage	1,354,107	108,220,231
Life Storage	339,387	27,765,251
Public Storage	436,397	93,384,594
		229,370,076
SHOPPING CENTERS 13.7%
COMMUNITY CENTER 6.3%
Brixmor Property Group	1,482,049	27,862,521
Regency Centers Corp.	1,580,926	98,080,649
Urban Edge Properties	2,739,059	66,066,103
Weingarten Realty Investors	3,112,951	98,805,065
		290,814,338

2

		Number of Shares	Value
REGIONAL MALL 7.4%
GGP		4,772,491	$99,124,638
Simon Property Group		1,501,728	241,793,225
			340,917,863
TOTAL SHOPPING CENTERS			631,732,201

SPECIALTY 2.4%
GEO Group/The		2,523,824	67,890,866
Lamar Advertising Co., Class A		657,180	45,036,545
			112,927,411
TOTAL REAL ESTATE			4,393,633,425
TOTAL COMMON STOCK (Identified cost—$3,855,774,765)			4,558,283,288

SHORT-TERM INVESTMENTS 0.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(a)		43,800,000	43,800,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$43,800,000)			43,800,000

TOTAL INVESTMENTS (Identified cost—$3,899,574,765)	99.7%		4,602,083,288

OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		13,732,082

NET ASSETS (Equivalent to $66.08 per share based on 69,847,590 shares of common stock outstanding)	100.0%		$4,615,815,370

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Rate quoted represents the annualized seven-day yield of the fund.

3

Cohen & Steers Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Cohen & Steers Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 – quoted prices in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 investments as of September 30, 2017.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at value:

		Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$4,558,283,288	$4,558,283,288	$—	$—
Short-Term Investments	43,800,000	—	43,800,000	—
Total Investments(a)	$4,602,083,288	$4,558,283,288	$43,800,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: November 28, 2017